Revenues (Tables)	9 Months Ended
Sep. 30, 2021
Revenues [Abstract]
Revenues
Revenues are comprised of the following:

	Nine Month Periods Ended
	September 30, 2020	September 30, 2021
Time charter revenue	$146,499	$235,129
Voyage charter revenue	1,692	$5,156
Other income	3,441	$6,747
Total	151,632	$247,032